Report of the directors financial review risk report - Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (Details) - USD ($)
$ in Millions
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	$ 2,724,809	$ 2,664,099
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,028,356	1,045,814
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	96,429	83,136
Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	632,754	627,258
Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	608,465	594,308
Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	23,328	32,215
Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	961	735
Loans and other credit-related commitments | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	17,544	27,733
Financial guarantees | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	15,192	24,921
Financial guarantees | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,189	2,608
Financial guarantees | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	163	204
Financial guarantees | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Debt instruments measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	154,219	97,302
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,028,356	1,045,814
Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	96,429	83,136
Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	949,726	880,158
Debt instruments measured at amortised cost | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	98,827	75,668
Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	890,706	917,569
Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	95,083	81,622
Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	944,912	874,925
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	125,107	116,105
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,469	11,930
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	74	210
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,286	1,514
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	60	0
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,596	4,934
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	179	262
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	39	37
Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	284,232	345,173
Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	281,943	343,040
Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,262	2,094
Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2	0
Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	25	39
Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	650,677	655,432
Financial assets and off-balance sheet loan commitments	2,736,295	2,676,167
Gross carrying/notional amount | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	633,091	627,637
Gross carrying/notional amount | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	608,589	594,473
Gross carrying/notional amount | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	23,487	32,389
Gross carrying/notional amount | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,015	775
Gross carrying/notional amount | Loans and other credit-related commitments | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/notional amount | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	17,586	27,795
Gross carrying/notional amount | Financial guarantees | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	15,198	24,932
Gross carrying/notional amount | Financial guarantees | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,208	2,638
Gross carrying/notional amount | Financial guarantees | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	180	225
Gross carrying/notional amount | Financial guarantees | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/notional amount | Debt instruments measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,085,618	2,020,735
Gross carrying/notional amount | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,039,130	1,057,231
Gross carrying/notional amount | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	96,481	83,153
Gross carrying/notional amount | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	950,007	880,351
Gross carrying/notional amount | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	891,822	918,936
Gross carrying/notional amount | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	95,091	81,636
Gross carrying/notional amount | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	944,983	875,016
Gross carrying/notional amount | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	128,105	119,224
Gross carrying/notional amount | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,086	18,797
Gross carrying/notional amount | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	117	274
Gross carrying/notional amount | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,311	1,517
Gross carrying/notional amount | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	79	0
Gross carrying/notional amount | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,715	4,988
Gross carrying/notional amount | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	264	304
Gross carrying/notional amount | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	45	43
Gross carrying/notional amount | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	284,352	345,269
Gross carrying/notional amount | Debt instruments at FVOCI | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	274,765	347,203
Gross carrying/notional amount | Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	282,006	343,107
Gross carrying/notional amount | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,308	2,116
Gross carrying/notional amount | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5	0
Gross carrying/notional amount | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	33	46
Gross carrying/notional amount | Strong
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	1,850,073	1,798,075
Gross carrying/notional amount | Strong | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	399,238	389,865
Gross carrying/notional amount | Strong | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	397,945	387,434
Gross carrying/notional amount | Strong | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,293	2,431
Gross carrying/notional amount | Strong | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/notional amount | Strong | Loans and other credit-related commitments | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/notional amount | Strong | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,065	16,511
Gross carrying/notional amount | Strong | Financial guarantees | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,008	16,351
Gross carrying/notional amount | Strong | Financial guarantees | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	57	160
Gross carrying/notional amount | Strong | Financial guarantees | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/notional amount | Strong | Financial guarantees | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/notional amount | Strong | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	524,443	544,695
Gross carrying/notional amount | Strong | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	87,017	72,978
Gross carrying/notional amount | Strong | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	832,310	774,026
Gross carrying/notional amount | Strong | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	511,234	537,642
Gross carrying/notional amount | Strong | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	86,906	72,903
Gross carrying/notional amount | Strong | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	831,582	773,427
Gross carrying/notional amount | Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,209	7,053
Gross carrying/notional amount | Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	111	75
Gross carrying/notional amount | Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	728	599
Gross carrying/notional amount | Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Strong | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	262,506	320,161
Gross carrying/notional amount | Strong | Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	262,420	319,557
Gross carrying/notional amount | Strong | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	86	604
Gross carrying/notional amount | Strong | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Strong | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Good
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	456,017	447,210
Gross carrying/notional amount | Good | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	136,087	136,297
Gross carrying/notional amount | Good | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	129,260	129,455
Gross carrying/notional amount | Good | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	6,827	6,842
Gross carrying/notional amount | Good | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/notional amount | Good | Loans and other credit-related commitments | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/notional amount | Good | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,504	4,902
Gross carrying/notional amount | Good | Financial guarantees | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,227	4,469
Gross carrying/notional amount | Good | Financial guarantees | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	277	433
Gross carrying/notional amount | Good | Financial guarantees | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/notional amount | Good | Financial guarantees | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/notional amount | Good | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	239,180	230,326
Gross carrying/notional amount | Good | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,169	4,037
Gross carrying/notional amount | Good | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	72,077	71,648
Gross carrying/notional amount | Good | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	208,847	206,645
Gross carrying/notional amount | Good | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,088	3,935
Gross carrying/notional amount | Good | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	70,175	70,508
Gross carrying/notional amount | Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	30,333	23,681
Gross carrying/notional amount | Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	81	102
Gross carrying/notional amount | Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,902	1,140
Gross carrying/notional amount | Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Good | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,790	12,298
Gross carrying/notional amount | Good | Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,762	12,196
Gross carrying/notional amount | Good | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	28	102
Gross carrying/notional amount | Good | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Good | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Satisfactory
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	370,546	369,625
Gross carrying/notional amount | Satisfactory | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	89,993	92,558
Gross carrying/notional amount | Satisfactory | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	79,384	76,043
Gross carrying/notional amount | Satisfactory | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	10,609	16,515
Gross carrying/notional amount | Satisfactory | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/notional amount | Satisfactory | Loans and other credit-related commitments | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/notional amount | Satisfactory | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,787	5,166
Gross carrying/notional amount | Satisfactory | Financial guarantees | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,807	3,929
Gross carrying/notional amount | Satisfactory | Financial guarantees | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	980	1,237
Gross carrying/notional amount | Satisfactory | Financial guarantees | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/notional amount | Satisfactory | Financial guarantees | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/notional amount | Satisfactory | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	227,371	233,739
Gross carrying/notional amount | Satisfactory | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,121	5,020
Gross carrying/notional amount | Satisfactory | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	44,274	33,142
Gross carrying/notional amount | Satisfactory | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	166,552	169,809
Gross carrying/notional amount | Satisfactory | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,096	4,788
Gross carrying/notional amount | Satisfactory | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	43,167	30,997
Gross carrying/notional amount | Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	60,819	63,930
Gross carrying/notional amount | Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	25	232
Gross carrying/notional amount | Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,107	2,145
Gross carrying/notional amount | Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Satisfactory | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,935	11,677
Gross carrying/notional amount | Satisfactory | Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,824	11,354
Gross carrying/notional amount | Satisfactory | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	111	323
Gross carrying/notional amount | Satisfactory | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Satisfactory | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Sub-standard
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	38,874	40,843
Gross carrying/notional amount | Sub-standard | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	6,758	8,142
Gross carrying/notional amount | Sub-standard | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,000	1,541
Gross carrying/notional amount | Sub-standard | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,758	6,601
Gross carrying/notional amount | Sub-standard | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/notional amount | Sub-standard | Loans and other credit-related commitments | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/notional amount | Sub-standard | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,050	991
Gross carrying/notional amount | Sub-standard | Financial guarantees | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	156	183
Gross carrying/notional amount | Sub-standard | Financial guarantees | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	894	808
Gross carrying/notional amount | Sub-standard | Financial guarantees | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/notional amount | Sub-standard | Financial guarantees | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/notional amount | Sub-standard | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	28,934	29,404
Gross carrying/notional amount | Sub-standard | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,095	1,118
Gross carrying/notional amount | Sub-standard | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,037	1,188
Gross carrying/notional amount | Sub-standard | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,189	4,840
Gross carrying/notional amount | Sub-standard | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	10
Gross carrying/notional amount | Sub-standard | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	59	84
Gross carrying/notional amount | Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	23,744	24,560
Gross carrying/notional amount | Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	4
Gross carrying/notional amount | Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,094	1,108
Gross carrying/notional amount | Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	978	1,104
Gross carrying/notional amount | Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Sub-standard | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,083	1,087
Gross carrying/notional amount | Sub-standard | Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Sub-standard | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,083	1,087
Gross carrying/notional amount | Sub-standard | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Sub-standard | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	20,785	20,414
Gross carrying/notional amount | Credit impaired | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,015	775
Gross carrying/notional amount | Credit impaired | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/notional amount | Credit impaired | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/notional amount | Credit impaired | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,015	775
Gross carrying/notional amount | Credit impaired | Loans and other credit-related commitments | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/notional amount | Credit impaired | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	180	225
Gross carrying/notional amount | Credit impaired | Financial guarantees | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/notional amount | Credit impaired | Financial guarantees | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/notional amount | Credit impaired | Financial guarantees | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	180	225
Gross carrying/notional amount | Credit impaired | Financial guarantees | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/notional amount | Credit impaired | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,202	19,067
Gross carrying/notional amount | Credit impaired | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	79	0
Gross carrying/notional amount | Credit impaired | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	309	347
Gross carrying/notional amount | Credit impaired | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Credit impaired | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Credit impaired | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,086	18,797
Gross carrying/notional amount | Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	116	270
Gross carrying/notional amount | Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	79	0
Gross carrying/notional amount | Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	264	304
Gross carrying/notional amount | Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	45	43
Gross carrying/notional amount | Credit impaired | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	38	46
Gross carrying/notional amount | Credit impaired | Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Credit impaired | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/notional amount | Credit impaired | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5	0
Gross carrying/notional amount | Credit impaired | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	33	46
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,600)	(12,200)
Off-balance sheet commitments	(379)	(441)
Financial assets and off-balance sheet loan commitments	(11,486)	(12,068)
Allowance for ECL | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(337)	(379)
Allowance for ECL | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(124)	(165)
Allowance for ECL | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(159)	(174)
Allowance for ECL | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(54)	(40)
Allowance for ECL | Loans and other credit-related commitments | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Allowance for ECL | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(42)	(62)
Allowance for ECL | Financial guarantees | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(6)	(11)
Allowance for ECL | Financial guarantees | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(19)	(30)
Allowance for ECL | Financial guarantees | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(17)	(21)
Allowance for ECL | Financial guarantees | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Allowance for ECL | Debt instruments measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,107)	(11,627)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(10,774)	(11,417)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(52)	(17)
Allowance for ECL | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(281)	(193)
Allowance for ECL | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,116)	(1,367)
Allowance for ECL | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8)	(14)
Allowance for ECL | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(71)	(91)
Allowance for ECL | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,998)	(3,119)
Allowance for ECL | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6,617)	(6,867)
Allowance for ECL | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(43)	(64)
Allowance for ECL | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(25)	(3)
Allowance for ECL | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(19)	0
Allowance for ECL | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Allowance for ECL | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(119)	(54)
Allowance for ECL | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(85)	(42)
Allowance for ECL | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6)	(6)
Allowance for ECL | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(120)	(96)
Allowance for ECL | Debt instruments at FVOCI | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(120)	(96)
Allowance for ECL | Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(63)	(67)
Allowance for ECL | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(46)	(22)
Allowance for ECL | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3)	0
Allowance for ECL | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (8)	$ (7)